LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE	12 Months Ended
Dec. 31, 2019
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

6. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

The third-party financing partners offer financing solutions to the Borrowers and the Group is required to provide a guarantee. In the event of a payment default from the Borrower, the Group is required to repay the monthly installment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the consolidated balance sheets.

	December 31,	December 31,
	2018	2019
	RMB	RMB
Loan recognized as a result of payment under the guarantee	810,327	2,343,586
Less: allowance for doubtful accounts	(256,639)	(763,122)
	553,688	1,580,464

The movement of allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 was as follows:

	2017	2018	2019
	RMB	RMB	RMB
Beginning of the year	(7,222)	(189,305)	(256,639)
Addition	(184,586)	(257,953)	(398,167)
Provision for credit losses (i)	(36,474)	(37,961)	(255,105)
Write-off	15,606	37,757	—
Bought out by certain non-bank financing institutions without recourse	—	85,560	—
Payments from the borrowers or other recoveries	23,371	105,263	146,789
Ending of the year	(189,305)	(256,639)	(763,122)
(i)

Due to the impact of a series of regulations governing lending and debt collection promulgated by relevant authorities in the fourth quarter of 2019, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected, and significant provision for additional credit losses was incurred in the fourth quarter of 2019, taking into the consideration of credit grades, vehicle collateral repossession and residual value of vehicle collateral.

The Company relies on the consumers' credit history, loan-to-value ratio and other certain application information to evaluate and rank their risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of "Normal" are determined to have the highest probability of repayment, customers assigned a grade of "Attention" are determined to have a lower probability of repayment, and customers assigned a grade of "Secondary" are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers' likelihood of repayment.

The balance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator as of December 31, 2018 and 2019 were listed as below:

	December 31, 2018	December 31, 2019
	RMB	RMB
Normal	286,644	807,023
Attention	229,474	1,156,067
Secondary	294,209	380,496
	810,327	2,343,586

Loan recognized as a result of payment under the guarantee of RMB 435.3 million was pledged as collateral for long-term borrowings of RMB8.0 million and current portion of long-term borrowings of RMB152.3 million (Note 14).